SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2020
SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY
SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY

9F INC.

SCHEDULE 1-CONDENSED BALANCE SHEETS

(PARENT COMPANY ONLY)

(Amounts in thousands except for number of shares and per share data, or otherwise noted)

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
Assets:
Cash and cash equivalents	814,089	778,097	119,249
Amounts due from subsidiaries and VIEs	1,061,026	892,472	136,877
Other receivables	377	653	100
Prepaid expenses and other assets	8,707	2,080	219
Investments in subsidiaries and VIEs	4,406,243	2,503,999	383,755
Total assets	6,290,442	4,177,301	640,200
Liabilities:
Accrued expense and other liability	—	8,684	1,331
Amounts due to subsidiaries and VIEs	9,659	39	6
Total liabilities	9,659	8,723	1,337
Shareholders’ Equity:
Class A ordinary shares (US$0.00001 par value; 4,600,000,000 shares authorized; 128,228,600 and 142,348,281 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	1	1	—
Class B ordinary shares (US$0.00001 par value; 200,000,000 shares authorized; 66,962,400 and 61,162,400 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	1	1	—
Additional paid-in capital	5,241,296	5,531,926	847,805
Retained earnings (deficit)	947,265	(1,356,397)	(207,877)
Accumulated other comprehensive income	92,220	(6,953)	(1,066)
Total shareholders’equity	6,280,783	4,168,578	638,863
Total liabilities and shareholders’ equity	6,290,442	4,177,301	640,200

9F INC.

SCHEDULE 1-CONDENSED STATEMENTS OF OPERATIONS

(PARENT COMPANY ONLY)

(Amounts in thousands except for number of shares and per share data, or otherwise noted)

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Equity in earnings (loss) of subsidiaries and VIEs	2,495,935	(1,777,756)	(1,855,047)	(284,298)
Operating costs and expenses	(514,144)	(371,063)	(333,427)	(51,100)
Provision for contract assets and receivables	—	(691)	—	—
Interest income	13	4,601	12,183	1,867
Impairment loss of investments	—	(20,724)	(97,892)	(15,003)
Other income, net	—	6,057	15,288	2,343
Net income (loss)	1,981,804	(2,159,576)	(2,258,895)	(346,191)
Net income (loss) per ordinary share
Basic	10.57	(12.43)	(11.37)	(1.74)
Diluted	9.41	(12.43)	(11.37)	(1.74)
Weighted average number of ordinary shares used in computing net income (loss) per ordinary share
Basic	162,672,800	174,552,468	198,596,879	198,596,879
Diluted	185,735,200	174,552,468	198,596,879	198,596,879

9F INC.

SCHEDULE 1 - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(PARENT COMPANY ONLY)

(Amounts in thousands except for number of shares and per share data, or otherwise noted)

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net income (loss)	1,981,804	(2,159,576)	(2,258,895)	(346,191)
Other comprehensive income
Foreign currency transaction adjustments	84,430	12,126	(97,245)	(14,903)
Unrealized gains (losses) on available-for-sale investments	(1,146)	(99)	—	—
Comprehensive Income (Loss)	2,065,088	(2,147,549)	(2,356,140)	(361,094)

9F INC.

SCHEDULE 1 - CONDENSED STATEMENTS of CASH FLOW

(PARENT COMPANY ONLY)

(Amounts in thousands except for number of shares and per share data, or otherwise noted)

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net income (loss)	1,981,804	(2,159,576)	(2,258,895)	(346,191)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in earnings (loss) of subsidiaries and VIEs	(2,495,935)	1,777,756	1,855,047	284,298
Share‑based compensation expense	508,162	353,151	290,630	44,541
Impairment loss of equity securities without readily determinable fair value	—	20,725	97,892	15,003
Gain from disposal of equity securities without readily determinable fair value	—	(6,057)	—	—
Changes in operating assets and liabilities:
Other receivables	—	(377)	—	—
Prepaid expenses and other assets	(550)	(8,020)	6,667	1,022
Accrued expense and other liabilities	3,551	(3,551)	5,901	904
Amounts due to subsidiaries and VIEs	(43)	9,659	(147)	(23)
Amounts due from subsidiaries and VIEs	(707,308)	131,387	45,654	6,997
Net cash provided by (used in) operating activities	(710,319)	115,097	42,749	6,552
Cash Flows from Investing Activities:
Investment in subsidiaries	—	(69,149)	18,774	2,877
Loan to related parties	(137,510)	—	(97,515)	(14,945)
Proceeds from repayment of related parties	—	138,163	—	—
Disposal of long-term investments	—	8,289	—	—
Net cash provided by (used in) investing activities	(137,510)	77,303	(72,840)	(11,163)
Cash Flows from Financing Activities:
Proceeds from exercise of share options	—	—	—	—
Proceeds from convertible redeemable preferred shares	544,785	—	—	—
Net proceeds from initial public offering and from exercising the over—allotment option by the underwriters(net of issuance cost of RMB31,776)	—	463,065	—	—
Net cash provided by financing activities	544,785	463,065	—	—
Effect of exchange rate changes	87,448	13,173	(122,247)	18,735
Net increase (decrease) in cash and cash equivalents	(215,596)	668,638	(152,338)	(23,347)
Cash and cash equivalents at beginning of year	361,047	145,451	814,089	124,765
Cash and cash equivalents at end of year	145,451	814,089	661,751	101,418

9F INC.

SCHEDULE 1 - NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

(PARENT COMPANY ONLY)

1.	Schedule I has been provided pursuant to the requirements of Rule 12-04 and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2.	The condensed financial information of 9F Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, VIE and the VIEs subsidiaries.
3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Group. No dividends were paid by the Group’s subsidiaries to their parent company in 2018, 2019 and 2020.
4.	As of December 31, 2020, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Group, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.